Share capital (Narrative) (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2019 USD ($) share shares	Dec. 31, 2018 USD ($) share $ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from gross offering | $		$ 15,000,000
Offering expenses | $		1,117,000
Warrant liability | $		5,372,000		$ 11,223,000
Discount on warrant liability | $		$ 2,514,000
Change in fair value of warrant liability | $				$ 4,967,000
Weighted average number of ordinary shares outstanding				25,264,447	13,906,074
Number of expired common stock share warrants					69,073,031
Weighted average exercise price of warrant | $ / shares					$ 0.28
Number of expired preferred warrants					1,190,476
Weighted average exercise price of preferred warrant | $ / shares					$ 7.93
Stock options granted equity settled vesting period					between 18 months and 4 years
Terms of stock option granted					maximum term of 10 years
Total shares available for issuance under 2018 Stock Option Plan				3,894,501	3,894,501
Additional stock options available for issue under 2018 Stock Option Plan				327,856
Unvested stock options forfeited | share				200,213	128,356
Reversal of share based compensation expense | $				$ 851,000
Number of share options vested in share based payment arrangement				340,000
Share based compensation expense | $				$ 603,000
Number of share options granted in share-based payment arrangement | share				3,575,600	1,082,600
Fair value of stock options issued | $				$ 1,043,000	$ 2,905,000
Weighted average grant date fair value | $				$ 0.29	$ 2.68
Units issued				2,739,587	189,393
Fair value of units granted | $				$ 2,731,000	$ 623,000
DSU expense (recovery) | $				$ 2,076,000	$ (207,000)
Units outstanding				3,045,821	334,982
Units redeemed				28,748
DSU redeemed value | $				$ 10,000
Common shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period		6,550,000
Issue price per unit | $ / shares		$ 0.80
Exercise price | $ / shares		$ 0.96
Term of warrant to purchase		60 months
Series II Non-Voting Convertible First Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period		12,200,000
Issue price per unit | $ / shares		$ 0.80
Exercise price | $ / shares		$ 0.96
Term of warrant to purchase		60 months
Series I First Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares converted					35,154,286
Common shares issued from conversion of preferred shares					1,171,806
Series II First Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares converted				7,700,000
Common shares issued from conversion of preferred shares				7,700,000
Series I and II First Preferred Shares [Member] | Default maximum beneficial ownership [Member]
Disclosure of classes of share capital [line items]
Beneficial ownership of outstanding common shares				4.99%
Series I and II First Preferred Shares [Member] | Maximum beneficial ownership with 61 days prior written notice [Member]
Disclosure of classes of share capital [line items]
Beneficial ownership of outstanding common shares				9.99%
Series I and II First Preferred Shares [Member] | Maximum beneficial ownership with clearance of personal information form by the TSX [Member]
Disclosure of classes of share capital [line items]
Beneficial ownership of outstanding common shares				19.99%
Series I and II First Preferred Shares [Member] | Minimum beneficial ownership upon approval of TSX and shareholders [Member]
Disclosure of classes of share capital [line items]
Beneficial ownership of outstanding common shares				19.99%
License Agreement Amendment [Member]
Disclosure of classes of share capital [line items]
Payment to licensors | $			$ 2,290,000
Shares issued, net of issue costs (Shares)			369,621
Inducement Stock Option Plan [Member]
Disclosure of classes of share capital [line items]
Stock options granted equity settled vesting period	4 years
Terms of stock option granted	maximum term of 10 years
Total shares available for issuance under Inducement Stock Option Plan.	3,000,000
Additional stock options available for issuance under Inducement Stock Option Plan				1,200,000